CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Nov. 05, 2019
Current assets
Cash and cash equivalents	$ 328,900,000	$ 3,700,000
Accounts receivable, net of allowance for doubtful accounts	91,300,000	78,600,000
Contract assets, net of allowance for doubtful accounts		6,800,000
Inventory	1,200,000	8,500,000
Prepaid expenses and other current assets	12,300,000	8,800,000
Total current assets	433,700,000	106,400,000
Noncurrent assets
Goodwill	422,000,000	421,300,000
Other intangible assets, net	183,000,000	213,200,000
Capitalized acquisition costs, net	29,700,000	26,400,000
Equipment for lease, net	32,700,000
Property, plant and equipment, net	14,000,000	15,400,000
Contract assets, net of allowance for doubtful accounts		3,900,000
Other noncurrent assets	500,000	1,400,000
Total noncurrent assets	681,900,000	681,600,000
Total assets	1,115,600,000	788,000,000
Current liabilities
Current portion of debt	1,800,000	5,300,000
Accounts payable	76,700,000	58,100,000
Accrued expenses and other current liabilities	26,500,000	60,900,000
Deferred revenue	8,100,000	5,600,000
Total current liabilities	113,100,000	129,900,000
Noncurrent liabilities
Long-term debt	437,700,000	635,100,000
Deferred tax liability	5,200,000	4,100,000
Other noncurrent liabilities (Note 4)	2,100,000	4,800,000
Total noncurrent liabilities	445,000,000	644,000,000
Total liabilities	558,100,000	773,900,000
Commitments and contingencies
Redeemable preferred units		43,000,000
Shareholders' Equity:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized at September 30, 2020, none issued and outstanding
Common shares, $0.01 par value, 1,000 shares authorized, 100 shares issued and outstanding		1	$ 1
Additional paid-in capital	572,600,000	99	99
Retained deficit	(262,600,000)	(178,400,000)
Common shares receivable		(100)	$ (100)
Total Shareholders' Equity	310,000,000	(28,900,000)
Noncontrolling interests	247,500,000
Total stockholders' equity/members' (deficit)	557,500,000	(28,900,000)
Total liabilities and stockholders' equity/members' deficit	$ 1,115,600,000	788,000,000
Class B Common Units
Members' deficit-Shift4 Payments, LLC
Common units		300,000
Members' equity		149,200,000
Shareholders' Equity:
Total stockholders' equity/members' (deficit)		$ 300,000